Expense Example {- Fidelity® Fund} - 06.30 Fidelity Fund Class K PRO-09 - Fidelity® Fund - Fidelity Fund-Class K	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480